Annual Total Returns - FidelityFreedomBlendFunds-Z6ComboPRO - FidelityFreedomBlendFunds-Z6ComboPRO - Fidelity Freedom Blend Income Fund	Sep. 08, 2023
Bar Chart Table:
Annual Return, Inception Date	Aug. 31, 2018
Fidelity Advisor Freedom Blend Income Fund - Class Z6
Bar Chart Table:
Annual Return 2019	10.74%
Annual Return 2020	8.85%
Annual Return 2021	2.98%
Annual Return 2022	(11.49%)